Equity share capital and share premium	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Equity share capital and share premium

29. Equity share capital and share premium

	March 31,
Authorized shares	2025	2026
	Numbers of Shares	Numbers of Shares
Ordinary shares of INR 0.008 ($ 0.0001) each	500,000,000	500,000,000
Ordinary share Class A of INR 0.008 ($ 0.0001) each	10,000,000	10,000,000
Ordinary share Class F of INR 0.008 ($ 0.0001) each	3,159,375	3,159,375
Preference shares of INR 0.008 ($ .0001) each	10,000,000	10,000,000
	523,159,375	523,159,375

There is no change in the authorized share capital of the Parent Company during the financial ended March 31, 2025 and March 31, 2026.

A reconciliation of the shares outstanding at the beginning and end of the period is presented below:

Ordinary shares

	Numbers of Shares	Share Capital	Share Premium

Balance as at April 1, 2024	63,113,555	857	20,511,478
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	694,096	6	83,590
Own shares repurchased	(1,733,009)	-	-
Balance as at March 31, 2025	62,074,642	863	20,595,068
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	1,915,536	16	254,490
Own shares repurchased	-	-	-
Balance as at March 31, 2026	63,990,178	879	20,849,558

The Company has following classes of shares outstanding as follows:

		Numbers of shares as at
Class of shares	Nominal value	March 31, 2025	March 31, 2026
Ordinary shares*	$0.0001	60,219,771	62,135,307
Class A shares	$0.0001	-	-
Class F shares*	$0.0001	1,854,871	1,854,871

*	For movement in class F shares to Ordinary shares, refer to note 6.

Terms/ rights attached to Ordinary Shares

The Parent Company has two class of ordinary shares outstanding as on March 31, 2025 and March 31, 2026, which entitles the holders with the following rights:

Ordinary shares

A holder of an ordinary share has one vote for each share of ordinary share held and entitled to receive dividends when declared by the board of directors.

Class F shares

Class F shares shall have the right to receive notice of, attend at and vote as a member at any general meeting of shareholders, but are not entitled to receive dividends.

Each of Class F shares issued and outstanding are convertible into 1.00001 Ordinary shares upon the exchange of parallel USA Class F share (Refer to Note 6)

In the event of liquidation of the Company, the holders of Ordinary and Class F ordinary shares are entitled to receive remaining assets of the Company, after distribution of all preferential amounts. The distribution will be in proportion to the number of equity shares held by the shareholders.

Shares reserved for issuance against equity instruments

The Parent Company reserved 1,844 shares (March 31, 2025 : 1,844, March 31, 2024 : 1,844) for issuance at exercise price of INR 445.81 ($ 5.42). These shares are considered as equity instruments and are recorded at fair value at the date of transaction under IAS 32, refer to Note 30.1.

Shares reserved for issue under options

For details of shares reserved for issue under the Employee Stock Option Plan (ESOP) of the Company, refer to Note 30.2.

Treasury shares

	Numbers of Shares	Amount
Balance as at April 1, 2024	1,441,423	222,152
Own shares repurchased	1,733,009	196,403
Balance as at March 31, 2025	3,174,432	418,555

Balance as at April 1, 2025	3,174,432	418,555
Own shares repurchased	-	-
Balance as at March 31, 2026	3,174,432	418,555

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amounts in INR thousands, except per share data and number of shares)